SEGMENT REPORTING - Schedule of Segment Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
2026 H1
Total assets	$ 38,021,116	$ 34,341,601
Total liabilities	12,658,208	20,731,883
Cleaning [Member]
2026 H1
Total assets	12,131,447	13,738,045
Total liabilities	8,928,440	13,944,319
Manpower and outsourcing services [Member]
2026 H1
Total assets	13,852,007	13,340,845
Total liabilities	1,646,536	2,398,246
Other services [Member]
2026 H1
Total assets	11,919,301	7,156,405
Total liabilities	1,100,218	1,307,519
Unallocated [Member]
2026 H1
Total assets	118,361	106,306
Total liabilities	$ 983,014	$ 3,081,799